Refundable Deposit for Investment	6 Months Ended
Jun. 30, 2026
Refundable Deposit for Investment [Abstract]
REFUNDABLE DEPOSIT FOR INVESTMENT

12. REFUNDABLE DEPOSIT FOR INVESTMENT

The balance represented loans to Shanghai Lingneng Electricity Selling Co., Ltd. (“SH Lingneng”) for its operations pursuant to loan agreements entered into in 2019, bearing an interest rate of 3% per annum. Subsequently, in August 2023, the Company entered into a term sheet contemplating an investment in SH Lingneng’s equity interest (the “Transaction”). The final terms and arrangements of the Transaction were to be set forth in a Share Purchase Agreement (“SPA”), a Shareholders’ Agreement (“SHA”), a Memorandum of Association (“MA”), and other documents associated with the Transaction. As of December 31, 2022, the balance of the refundable deposit for investment was RMB80,183. The Company recovered RMB7,409 of the refundable investment funds in 2023, and the balance of the refundable deposit for investment was RMB72,774 (US$10,250) as of December 31, 2023. On February 28, 2024, the Company entered into an investment termination agreement, pursuant to which Shanghai Lingneng shall pay no less than one-third of the total amount per annum over the following three years. As of June 30, 2026, the Company had fully recovered the refundable deposit for investment, and no balance remained outstanding.